TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES

	As of December 31,
	2025	2024
Current
Expenses accrual	59,107	53,097
Suppliers (1)	33,599	55,735
Advanced payments from customers	19,884	5,911
TOTAL	112,590	114,743
(1)As of December 31, 2025 and 2024, the Company has 252 and 169 as outstanding balances with related parties (see note 24.1).

	As of December 31,
	2025	2024
Non current
Expenses accrual	3,684	2,006
TOTAL	3,684	2,006